Debt and Other Financing Arrangements - Schedule of Debt and Other Financing Arrangements (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
Notes, 5.0%, due 2013 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.00%
Debt instrument - maturity date	2013
Notes, 5.75%, due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.75%
Debt instrument - maturity date	2017
Notes, 5.85%, due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.85%
Debt instrument - maturity date	2018
Notes, 4.125%, due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.125%
Debt instrument - maturity date	2022
Notes, 4.0%, due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.00%
Debt instrument - maturity date	2023
Notes, 6.40%, due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.40%
Debt instrument - maturity date	2037
Notes, 5.20%, due 2043 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.20%
Debt instrument - maturity date	2043
Industrial Revenue Bonds [Member] | 0.20% to 1.5%, variable, due from 2014 to 2040 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate - minimum	0.20%
Debt instrument interest rate - maximum	1.50%
Debt instrument - maturity rate - start	2014
Debt instrument - maturity rate - end	2040